Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments [Abstract]
Commitments
15. Commitments

Operating Lease Agreements

On May 23, 2011, the Company executed a non-cancelable operating lease for corporate office space which began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease.  The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.  Rent expense under this lease for the six months ended June 30, 2013 and 2012 was $126,991.

During 2012, the Company entered into multiple two-year lease agreements with HP for equipment and certain other assets.  Monthly rent expense for the leases is $8,649 until January 2014, and $6,584 per month from January 2014 until September 2014.  Rent expense under the HP leases totaled $25,948 and $4,130 for the three months ended June 30, 2013 and 2012, respectively.  On January 11, 2013, the Company obtained a letter of credit from JP Morgan in the amount of $200,000 in favor of HP. This letter of credit expires on January 31, 2014 and has been increased to $270,000 (See Note 3).

The Company entered into a two-year service agreement with Equinix Operating Co., Inc. (“Equinix”) whereby Equinix will provide certain products and services to the Company from January 2013 to January 2015.  Pursuant to the service agreement, the Company agreed to pay monthly recurring fees in the amount of $8,450 and certain nonrecurring fees in the amount of $9,700.  The agreement automatically renews for additional twelve month terms unless earlier terminated by either party.  Hosting expense under this lease for the six months ended June 30, 2013 totaled $63,907.

13. Commitments

On May 23, 2011, the Company executed a 46-month non-cancelable operating lease for its new corporate office space.  The lease began on June 1, 2011 and expires on March 30, 2015.  Total base rent due during the term of the lease is $973,595.  Monthly rent escalates during the term, but is recorded on a straight-line basis over the term of the lease.  The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.  Rent expense under this lease for the years ended December 31, 2012 and 2011 was $253,982 and $84,661, respectively.

During 2012, the Company entered into three separate two-year lease agreements with the Hewlett Packard Financial Services Company (“HP”) for equipment and certain financed items.  Monthly rent expense is $8,649 until January 2014, and then $6,584 per month until September 2014.  Rent expense under the HP leases totaled $42,468 for the year ended December 31, 2012.

At December 31, 2012, future minimum payments under non-cancelable operating leases are as follows:

Year	Amount

2013	$388,128
2014	352,769
2015	74,373
2016	-
2017 and thereafter	-
Total	$815,270